Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of total net consolidated license and maintenance revenue	3.50%
Percentage of net consolidated consulting services revenue	0.35%
Royalty expense	$ 494	$ 471	$ 414
Contingent liability to pay royalties	6,014
Bank guarantees amount for leased offices	899
Bank guarantees amount for customers and suppliers	$ 291
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties to paid grants received	100.00%
Maximum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties to paid grants received	150.00%